Capital adequacy - Own funds (Details) - Separate - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of objectives, policies and processes for managing capital [line items]
Common equity Tier 1 (CET1) capital before regulatory adjustments	kr 23,617	kr 23,899
Total regulatory adjustments to Common Equity Tier 1 capital	(493)	(502)
Total Common Equity Tier 1 capital	23,124	23,397
Total own funds	23,124	23,397
Share capital
Disclosure of objectives, policies and processes for managing capital [line items]
Common equity Tier 1 (CET1) capital before regulatory adjustments	3,990	3,990
Retained earnings
Disclosure of objectives, policies and processes for managing capital [line items]
Common equity Tier 1 (CET1) capital before regulatory adjustments	18,468	18,413
Accumulated other comprehensive income and other reserves
Disclosure of objectives, policies and processes for managing capital [line items]
Common equity Tier 1 (CET1) capital before regulatory adjustments	456	241
Independently reviewed profit net of any foreseeable charge or dividend
Disclosure of objectives, policies and processes for managing capital [line items]
Common equity Tier 1 (CET1) capital before regulatory adjustments	703	1,255
Additional value adjustments due to prudent valuations
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory adjustments to Common Equity Tier 1 capital	(83)	(84)
Intangible assets
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory adjustments to Common Equity Tier 1 capital	(22)	(22)
Fair value reserves related to gains or losses on cash flow hedges
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory adjustments to Common Equity Tier 1 capital	0	3
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory adjustments to Common Equity Tier 1 capital	(229)	(217)
IRB shortfall of credit risk adjustments to expected losses
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory adjustments to Common Equity Tier 1 capital	(144)	(180)
Insufficient coverage for non-performing exposures
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory adjustments to Common Equity Tier 1 capital	kr (15)	kr (2)